SHARE CAPITAL AND OPTION RESERVES - Authorized and issued share capital (Details)			1 Months Ended					8 Months Ended	12 Months Ended
	Feb. 02, 2021 shares	Jul. 19, 2020 shares	Jul. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2020 CAD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 CAD ($) $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 USD ($)
Authorized and issued share capital
Gross proceeds								$ 3,660,671	$ 15,019,000
Issuance of share capital per lease agreement
Authorized and issued share capital
Issuance of shares (in shares)	5,000	33,333
Issuance of founders shares at US$0.015 per common share
Authorized and issued share capital
Issuance of shares (in shares)							6,666,668
Price per common share | $ / shares							$ 0.015
Gross proceeds | $							$ 100,000
Private placement at US$0.30 per common share
Authorized and issued share capital
Issuance of shares (in shares)					1,083,333	1,083,333
Price per common share | $ / shares					$ 0.30
Gross proceeds | $					$ 325,000
Private placement at US$0.75 per common share
Authorized and issued share capital
Issuance of shares (in shares)			66,667	66,667	861,999	861,999
Price per common share | $ / shares			$ 0.75		$ 0.75
Gross proceeds | $			$ 50,000		$ 646,500
Private placement at $1.05 per common share
Authorized and issued share capital
Issuance of shares (in shares)					133,333	133,333
Price per common share | $ / shares						$ 1.05
Gross proceeds | $						$ 140,000
Private placement at $3.00 per common share
Authorized and issued share capital
Issuance of shares (in shares)			666,667	666,667
Price per common share | $ / shares				$ 3.00
Gross proceeds | $				$ 2,000,000